Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Administration Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Corporate administration	$5,060	$3,643
Employee benefits and salaries	3,910	3,878
Professional fees	2,708	2,375
Depreciation	2,162	589
Administration expenses before share-based compensation	$13,840	$10,485
Equity settled share-based compensation (a non-cash expense)	4,047	3,888
Total administration expenses	$17,887	$14,373